Note 24 - Loans and Borrowings - Obligations Under Finance Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Minimum lease payments	$ 1,062	$ 1,454	$ 1,991	$ 290
Present value of minimum lease payments	995	1,355	1,777	274
Future finance charges	(67)	(99)	(214)	(16)
Total lease obligations	995	1,355	1,777	274
Not later than one year [member]
Statement Line Items [Line Items]
Minimum lease payments	683	695	692	147
Present value of minimum lease payments	669	641	660	136
Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Minimum lease payments	379	759	1,299	143
Present value of minimum lease payments	$ 326	$ 714	$ 1,117	$ 138